CONCENTRATIONS OF BUSINESS AND CREDIT RISK	12 Months Ended
Dec. 31, 2021
CONCENTRATIONS OF BUSINESS AND CREDIT RISK
CONCENTRATIONS OF BUSINESS AND CREDIT RISK

3.CONCENTRATIONS OF BUSINESS AND CREDIT RISK

The Company maintains cash balances at its physical locations, which are not currently insured, and with various U.S. banks and credit unions with balances in excess of the Federal Deposit Insurance Corporation and National Credit Union Share Insurance Fund limits, respectively. The failure of a bank or credit union where the Company has significant deposits could result in a loss of a portion of such cash balances in excess of the insured limit, which could materially and adversely affect the Company’s business, financial condition and results of operations. As of December 31, 2021 and 2020, the Company has not experienced any losses with regards to its cash balances.

The Company provides credit in the normal course of business to customers located throughout California. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information. There were one (2021) and two (2020) customers for each of the years ended December 31, 2021 and 2020 that comprised 29% and 37%, respectively, of the Company’s revenues. As of December 31, 2021 and 2020, these same customers had balances due the Company of $2,403,097 and $4,053,718, respectively.